Capital provision assets - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Provision Assets
YPF-related assets	$ 3,114,802,000	$ 3,039,439,000
Capital provision income	338,700,000	409,328,000	$ 501,976,000
Realised gains relative to cost	205,478,000	53,886,000	139,901,000
Previous unrealised gains transferred to realised gains	(15,263,000)	12,211,000	(49,694,000)
Fair value adjustment	150,690,000	347,295,000	408,151,000
Aggregate participants interest paid	$ 5,408,000
Percentage of entitlement proceeds.	15.00%
Capital provision assets
Capital Provision Assets
YPF-related assets	$ 2,562,677,000	2,432,829,000
Capital provision assets | Financial assets at fair value through profit and loss
Capital Provision Assets
YPF-related assets	2,562,677,000	2,432,829,000	$ 1,871,035,000
Capital provision assets | Financial assets at fair value through profit and loss | YPF
Capital Provision Assets
YPF-related assets		1,161,000,000
Unrealized gain	$ 1,112,000,000	$ 1,114,000,000